Summary of Significant Accounting Policies - Segments (Details) - Adagio Medical Inc $ in Thousands, € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Reporting segments	1	1
Cash, FDIC Insured Amount	$ 250	$ 250	€ 0.1	€ 0.1